Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
INCOME TAX

12.	Income Taxes
The Company’s quarterly tax provision was calculated using a discrete approach, as allowed by ASC 740, Income Taxes, to calculate its interim income tax provision. The discrete method is applied when it is not possible to reliably estimate the annual effective tax rate.
The Company’s benefit for income taxes was $547,000 for the nine months ended September 30, 2022, with an effective tax rate of 0.5%, and $797,000 for the nine months ended September 30, 2021 with an effective tax rate of 0.8%. The effective tax rate differs from the U.S. statutory tax rate primarily due to the valuation allowances on the Company’s deferred tax assets as it is more likely than not that some or all of the Company’s deferred tax assets will not be realized.
The
Company’s policy is to recognize interest and penalties associated with uncertain tax benefits as part of the income tax provision and include accrued interest and penalties with the related income tax liability on the Company’s condensed consolidated balance sheets. To date, the
Company has not recognized any interest
and

penalties
in its condensed consolidated statements of operations, nor has it accrued for or made payments for interest and penalties. The Company has no unrecognized tax benefits as of September 30, 2022 and
December 31, 2021.

13. Income Taxes
The U.S. and foreign components of income (loss) before provision for (benefit from) income taxes for the years ended December 31, 2021 and 2020 are as follows (in thousands):

Year ended December 31,	2021	2020
United State s	$(105,821)	$(149,621)
Foreign	(14,713)	(16,694)

Loss Before Provision for Income Taxes	$(120,534)	$(166,315)

The components of the provision for (benefit from) income taxes for the years ended December 31, 2021 and 2020 are as follows (in thousands):

Year ended December 31,	2021	2020
Current:
Federal	$—	$—
State	9	2
Foreign	3	9

Total Current Tax Expense	12	11

Deferred:
Federal	—	—
State	—	—
Foreign	(483)	(1,271)

Total Deferred Tax Benefit	(483)	(1,271)

Total Benefit from Income Taxes	$(471)	$(1,260)

The following is a reconciliation of the statutory federal income tax rate to our effective tax rate for the years ended December 31, 2021 and 2020:

Year ended December 31,	2021 (%)	2020 (%)
Federal statutory income tax rate	21.0	21.0
State income tax expense	3.5	8.9
Permanent tax adjustments	(1.9)	(0.6)
Fair value adjustments	(3.6)	(1.9)
Gain on debt extinguishment	1.2	—
Change in valuation allowance	(19.9)	(26.8)
Foreign rate differential	0.6	0.6
Other, net	(0.5)	(0.5)

Effective Income Tax Rate	0.4	0.8

The components of deferred tax assets and liabilities as of December 31, 2021 and 2020 are as follows (in thousands):

Year ended December 31,	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$159,303	$142,964
Accruals and reserves	3,432	2,188
Other	6,014	3,042

Total Deferred Tax Assets	168,749	148,194
Less: valuation allowance	(166,243)	(143,578)

Total Deferred Tax Assets, Net of Valuation Allowance	2,506	4,616

Deferred tax liabilities:
Intangibles	(3,937)	(6,963)
Other	(278)	—

Total Deferred Tax Liabilities	(4,215)	(6,963)

Net Deferred Tax Liabilities	$(1,709)	$(2,347)

Based on available evidence, management believes it is not
more-likely-than-not
that the net U.S., Netherlands, and France deferred tax assets will be fully realizable. In these jurisdictions, we have recorded a valuation allowance against net deferred tax assets. We regularly review the deferred tax assets for recoverability based on historical taxable income, projected future taxable income, the expected timing of the reversals of existing taxable temporary differences and tax planning strategies by jurisdiction. Our judgment regarding future profitability may change due to many factors, including future market conditions and the ability to successfully execute our business plans and/or tax planning strategies. Should there be a change in the ability to recover deferred tax assets, our income tax provision would increase or decrease in the period in which the assessment is changed. We had a valuation allowance against net deferred tax assets of $166,243,000 and $143,578,000 as of December 31, 2021 and 2020, respectively. In 2021, the change in valuation allowance was primarily attributable to an increase in U.S. federal and state deferred tax assets resulting from loss from operations.
As of December 31, 2021, we had U.S. federal net operating loss (NOL) carryforwards of $15,468,000 that begin to expire in 2031 and $83,186,000 that have an unlimited carryover period. As of December 31, 2021, we had U.S. state NOL carryforwards of $35,652,000 that begin to expire in 2027 and $1,100,000 that have an unlimited carryover period. As of December 31, 2021, we had foreign NOL carryforwards of $884,000 that begin to expire in 2026 and $23,012,000 that have an unlimited carryover period.
In general, under Sections 382 of the Internal Revenue Code of 1986, as amended, or the Code, a corporation that undergoes an “ownership change,” generally defined as a greater than 50 percentage point change by value in its equity ownership over a rolling three-year period, is subject to limitations on its ability to utilize its pre-change
net operating losses, or NOLs to offset future taxable income. Our existing NOLs carryforwards have been, and may in the future be, subject to limitations arising from previous ownership changes, and if we undergo an ownership change, our ability to utilize NOLs carryforwards could be further limited by Sections 382 the Code. In addition, our ability to deduct net interest expense may be limited if we have insufficient taxable income for the year during which the interest is incurred, and any carryovers of such disallowed interest would be subject to the limitation rules similar to those applicable to NOLs and other attributes. Future changes in our stock ownership, some of which might be beyond our control, could result in an ownership change under Section 382 of the Code. For these reasons, in the event we experience a future change of control, we may not be able to utilize a material portion of the NOLs carryforwards or disallowed interest expense carryovers, even if we attain profitability.
The Company does not record deferred taxes on the undistributed earnings of its
non-U.S.
subsidiaries as it does not expect the temporary differences related to those unremitted earnings to reverse in the foreseeable future. As of December 31, 2021, no deferred tax liability related to the Company’s
non-U.S.
subsidiaries exist due to their accumulated deficits. Future distributions of accumulated earnings of the Company’s
non-U.S.
subsidiaries may be subject to nominal withholding taxes. We intend, however, to indefinitely reinvest those earnings and expect future U.S. cash generation to be sufficient to meet future U.S. cash needs.
The Company is subject to taxation in the United States and various states and foreign jurisdictions. As of December 31, 2021, all tax years are subject to examination by the respective taxing authorities. Generally, in the U.S. federal and state taxing jurisdictions, tax periods in which certain loss and credit carryovers are generated remain open for audit until such time as the limitation period ends for the year in which such losses or credits are utilized.
The Company’s policy is to recognize interest and penalties associated with uncertain tax benefits as part of the income tax provision and include accrued interest and penalties with the related income tax liability on the Company’s consolidated balance sheets. To date, the Company has not recognized any interest and penalties in its consolidated statements of operations, nor has it accrued for or made payments for interest and penalties. The Company has no material unrecognized tax benefits as of December 31, 2021 and 2020.

Interprivate II Acquisition Crop [Member]
INCOME TAX
NOTE 9. INCOME TAX
The Company’s net deferred tax assets are as follows:

12/31/2021
Deferred tax asset (liability)
Net operating loss carryforward	$30,226
Startup/Organization Expenses	397,294
Unrealized gain/loss	(4,500)

Total deferred tax assets	423,020
Valuation Allowance	(423,020)

Deferred tax asset (liability), net of allowance	$(0)

The company’s provision (benefit) for income taxes is as follows:

12/31/2021
Federal
Current expense/(benefit)	$—
Deferred expense/(benefit)	(423,020)
State and Local
Current	—
Deferred	—
Change in valuation allowance	423,020

Income tax provision expense/ (benefit)	$—

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period ended December 31, 2021, the change in the valuation allowance was $423,020. The Net Operating Loss (NOL) of $143,934 does not expire and can be carried forward indefinitely.

12/31/2021
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Deferred tax liability change in rate	0.00%
Transaction costs warrants	-0.05%
Change in FV warrants	-4.80%
Meals & entertainment	0.00%
Valuation allowance	-16.15%

Income tax provision expense/(benefit)	0.00%